November 23, 2001


EDGAR Postmaster, BDM: Postmaster


Re:	SunAmerica Money Market Funds, Inc.
Securities Act File No. 2-85370
Post-Effective Amendment No. 28

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated November 16, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 28 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on November 16, 2001.




Very truly yours,


/s/Robert M. Zakem
Name: Robert M. Zakem
Title: Senior Vice President
and General Counsel






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